UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Index 500 Portfolio and VIP International Capital Appreciation Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2016

VIPEM-QTLY-0516
1.864819.108

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	16,600	$1,070,202
Grupo Financiero Galicia SA sponsored ADR (a)	37,000	1,047,100

TOTAL ARGENTINA		2,117,302

Australia - 1.0%
Amcor Ltd.	99,436	1,093,795
Sydney Airport unit	210,982	1,081,962

TOTAL AUSTRALIA		2,175,757

Belgium - 0.5%
Anheuser-Busch InBev SA NV	8,200	1,018,742
Bermuda - 2.8%
Axalta Coating Systems (b)	35,500	1,036,600
China Gas Holdings Ltd.	878,000	1,294,813
China Resource Gas Group Ltd.	448,000	1,279,200
Credicorp Ltd. (United States)	12,676	1,660,683
Markit Ltd. (b)	24,900	880,215

TOTAL BERMUDA		6,151,511

Brazil - 4.4%
BB Seguridade Participacoes SA	175,100	1,446,323
Cielo SA	179,732	1,748,009
Kroton Educacional SA	437,100	1,395,550
Qualicorp SA	310,400	1,283,676
Smiles SA	94,100	994,741
Ultrapar Participacoes SA	79,700	1,546,942
Weg SA	320,780	1,249,879

TOTAL BRAZIL		9,665,120

British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	46,400	1,006,880
Cayman Islands - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	47,100	3,722,313
Baidu.com, Inc. sponsored ADR (b)	15,100	2,882,288
Fu Shou Yuan International Group Ltd.	1,444,000	1,033,111
New Oriental Education & Technology Group, Inc. sponsored ADR	31,900	1,103,421
Shenzhou International Group Holdings Ltd.	246,000	1,338,241
Sino Biopharmaceutical Ltd.	1,600,000	1,200,410
TAL Education Group ADR (b)	19,200	953,856
Tencent Holdings Ltd.	378,600	7,740,238

TOTAL CAYMAN ISLANDS		19,973,878

China - 3.7%
Beijing Capital International Airport Co. Ltd. (H Shares)	780,000	832,552
China Pacific Insurance (Group) Co. Ltd. (H Shares)	411,600	1,538,721
Inner Mongoli Yili Industries Co. Ltd.	437,900	989,332
Jiangsu Hengrui Medicine Co. Ltd.	143,744	1,052,726
Kweichow Moutai Co. Ltd.	32,172	1,235,397
PICC Property & Casualty Co. Ltd. (H Shares)	747,297	1,369,870
Shanghai International Airport Co. Ltd.	231,900	1,082,008

TOTAL CHINA		8,100,606

Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	17,800	964,582
France - 0.5%
Dassault Systemes SA	14,000	1,110,841
Germany - 0.9%
adidas AG	8,600	1,004,143
Wirecard AG (a)	27,100	1,026,875

TOTAL GERMANY		2,031,018

Hong Kong - 1.7%
AIA Group Ltd.	201,400	1,141,051
Guangdong Investment Ltd.	1,032,000	1,305,075
Techtronic Industries Co. Ltd.	299,000	1,181,376

TOTAL HONG KONG		3,627,502

India - 13.6%
Adani Ports & Special Economic Zone	410,556	1,534,899
Amara Raja Batteries Ltd.	76,370	1,011,581
Asian Paints India Ltd.	102,163	1,339,044
Bharti Infratel Ltd.	204,781	1,180,531
Colgate-Palmolive (India)	89,012	1,116,227
GlaxoSmithKline Consumer Healthcare Ltd. (b)	13,147	1,197,874
HCL Technologies Ltd.	120,241	1,477,446
HDFC Bank Ltd. (b)	52,223	991,002
Hindustan Unilever Ltd.	122,917	1,613,106
Housing Development Finance Corp. Ltd.	156,655	2,614,109
IndusInd Bank Ltd.	73,626	1,075,247
Infosys Ltd.	165,822	3,045,222
ITC Ltd.	368,742	1,826,874
LIC Housing Finance Ltd. (b)	181,554	1,351,345
Lupin Ltd.	49,459	1,104,252
Maruti Suzuki India Ltd. (b)	25,432	1,426,503
Power Grid Corp. of India Ltd.	503,977	1,058,082
Sun Pharmaceutical Industries Ltd.	136,776	1,692,798
Tata Consultancy Services Ltd.	59,193	2,251,666
Titan Co. Ltd.	178,056	911,309

TOTAL INDIA		29,819,117

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	15,124,200	1,020,826
PT Bank Central Asia Tbk	1,663,300	1,668,318
PT Bank Rakyat Indonesia Tbk	1,787,640	1,540,255
PT Kalbe Farma Tbk	10,374,800	1,130,587
PT Matahari Department Store Tbk	875,000	1,210,879
PT Surya Citra Media Tbk	4,891,300	1,158,272
PT Tower Bersama Infrastructure Tbk (b)	1,976,400	868,215

TOTAL INDONESIA		8,597,352

Isle of Man - 0.4%
Playtech Ltd.	70,607	878,712
Israel - 1.5%
Check Point Software Technologies Ltd. (b)	12,500	1,093,375
Frutarom Industries Ltd.	21,400	1,122,343
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,100	968,531

TOTAL ISRAEL		3,184,249

Kenya - 0.5%
Safaricom Ltd.	6,519,400	1,086,031
Korea (South) - 5.3%
AMOREPACIFIC Corp.	5,387	1,818,089
AMOREPACIFIC Group, Inc.	9,807	1,254,563
Coway Co. Ltd.	14,204	1,196,897
KT&G Corp.	17,420	1,673,245
LG Chemical Ltd.	6,720	1,921,760
LG Household & Health Care Ltd.	1,958	1,615,709
NAVER Corp.	3,852	2,142,616

TOTAL KOREA (SOUTH)		11,622,879

Luxembourg - 0.5%
Eurofins Scientific SA	3,010	1,104,074
Mexico - 7.7%
Banregio Grupo Financiero S.A.B. de CV	178,277	1,039,398
El Puerto de Liverpool S.A.B. de CV Class C	15,000	177,338
Fomento Economico Mexicano S.A.B. de CV unit	221,500	2,138,443
Gruma S.A.B. de CV Series B	81,700	1,294,317
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	139,500	1,244,565
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	87,160	1,312,862
Grupo Aeroportuario Norte S.A.B. de CV	223,500	1,276,023
Grupo Financiero Banorte S.A.B. de CV Series O	335,000	1,889,145
Grupo GICSA SA de CV (b)	1,053,890	842,397
Infraestructura Energetica Nova S.A.B. de CV	261,400	1,068,618
Kimberly-Clark de Mexico SA de CV Series A	536,600	1,291,096
Megacable Holdings S.A.B. de CV unit	257,964	1,069,801
Promotora y Operadora de Infraestructura S.A.B. de CV	85,900	1,142,141
Tenedora Nemak SA de CV	742,100	1,065,227

TOTAL MEXICO		16,851,371

Philippines - 4.3%
Ayala Corp.	84,160	1,374,116
Ayala Land, Inc.	1,856,800	1,424,887
D&L Industries, Inc.	5,204,700	1,088,868
GT Capital Holdings, Inc.	40,670	1,230,680
International Container Terminal Services, Inc.	768,280	1,132,308
Jollibee Food Corp.	116,960	577,989
SM Investments Corp.	63,895	1,320,742
SM Prime Holdings, Inc.	2,704,600	1,292,391

TOTAL PHILIPPINES		9,441,981

Russia - 1.4%
Magnit OJSC (b)	10,503	1,649,277
NOVATEK OAO GDR (Reg. S)	16,800	1,509,480

TOTAL RUSSIA		3,158,757

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	74,784	1,621,833
Bidvest Group Ltd.	62,425	1,577,142
Discovery Ltd.	151,464	1,246,491
FirstRand Ltd.	525,600	1,722,006
Imperial Holdings Ltd.	44	448
Mondi Ltd.	65,663	1,262,713
Mr Price Group Ltd.	106,513	1,280,068
Naspers Ltd. Class N	32,468	4,532,490
Sanlam Ltd.	338,300	1,569,396

TOTAL SOUTH AFRICA		14,812,587

Spain - 0.5%
Amadeus IT Holding SA Class A	24,600	1,055,031
Switzerland - 0.4%
Sika AG	240	949,966
Taiwan - 6.3%
Advantech Co. Ltd.	150,000	1,101,024
ECLAT Textile Co. Ltd.	97,747	1,284,788
Giant Manufacturing Co. Ltd.	118,000	681,192
Largan Precision Co. Ltd.	20,000	1,548,728
Merida Industry Co. Ltd.	149,050	659,206
Taiwan Semiconductor Manufacturing Co. Ltd.	1,718,000	8,559,525

TOTAL TAIWAN		13,834,463

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	117,700	1,344,378
Bangkok Dusit Medical Services PCL (For. Reg.)	1,674,100	1,113,054
Thai Beverage PCL	1,911,200	1,013,843

TOTAL THAILAND		3,471,275

Turkey - 2.3%
Bim Birlesik Magazalar A/S JSC	57,000	1,234,953
Koc Holding A/S	262,000	1,330,549
Tofas Turk Otomobil Fabrikasi A/S	139,892	1,134,904
Tupras Turkiye Petrol Rafinelleri A/S	46,000	1,295,372

TOTAL TURKEY		4,995,778

United Arab Emirates - 0.6%
DP World Ltd.	63,515	1,193,447
United Kingdom - 2.0%
British American Tobacco PLC (United Kingdom)	17,800	1,040,872
Hikma Pharmaceuticals PLC	40,764	1,159,236
NMC Health PLC	77,400	1,175,022
Prudential PLC	56,330	1,048,215

TOTAL UNITED KINGDOM		4,423,345

United States of America - 10.2%
A.O. Smith Corp.	13,200	1,007,292
Alphabet, Inc. Class C	1,304	971,415
Amazon.com, Inc. (b)	1,820	1,080,425
Amphenol Corp. Class A	16,700	965,594
China Biologic Products, Inc. (b)	10,000	1,144,800
Danaher Corp.	9,700	920,142
Ecolab, Inc.	8,200	914,464
Facebook, Inc. Class A (b)	8,500	969,850
Gartner, Inc. Class A (b)	10,700	956,045
International Flavors & Fragrances, Inc.	8,900	1,012,553
MasterCard, Inc. Class A	10,500	992,250
McGraw Hill Financial, Inc.	10,700	1,059,086
MercadoLibre, Inc.	10,600	1,249,210
Mettler-Toledo International, Inc. (b)	2,900	999,804
Moody's Corp.	11,100	1,071,816
MSCI, Inc. Class A	14,900	1,103,792
NIKE, Inc. Class B	16,100	989,667
Philip Morris International, Inc.	10,800	1,059,588
PPG Industries, Inc.	9,100	1,014,559
The Walt Disney Co.	9,500	943,445
TransDigm Group, Inc. (b)	4,400	969,496
Visa, Inc. Class A	12,900	986,592

TOTAL UNITED STATES OF AMERICA		22,381,885

TOTAL COMMON STOCKS
(Cost $191,151,208)		210,806,039

Nonconvertible Preferred Stocks - 3.4%
Brazil - 3.4%
Ambev SA sponsored ADR	469,390	2,431,440
Banco Bradesco SA (PN)	324,200	2,440,753
Itau Unibanco Holding SA	291,000	2,525,860

TOTAL NONCONVERTIBLE PREFERRED STOCKS

(Cost $7,889,784)		7,398,053

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (c)	535,178	535,178
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,297,274	1,297,274
TOTAL MONEY MARKET FUNDS
(Cost $1,832,452)		1,832,452
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $200,873,444)		220,036,544
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,101,511)
NET ASSETS - 100%		$218,935,033

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,865
Fidelity Securities Lending Cash Central Fund	7,031
Total	$9,896

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,406,113	$30,401,970	$1,004,143	$--
Consumer Staples	28,512,987	26,453,373	2,059,614	--
Energy	4,351,794	4,351,794	--	--
Financials	42,274,870	40,235,653	2,039,217	--
Health Care	17,715,385	17,715,385	--	--
Industrials	22,563,968	22,563,968	--	--
Information Technology	49,481,745	30,136,760	19,344,985	--
Materials	12,756,665	12,756,665	--	--
Telecommunication Services	3,134,777	3,134,777	--	--
Utilities	6,005,788	6,005,788	--	--
Money Market Funds	1,832,452	1,832,452	--	--
Total Investments in Securities:	$220,036,544	$195,588,585	$24,447,959	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$89,220,599

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $203,324,034. Net unrealized appreciation aggregated $16,712,510 of which $26,737,080 related to appreciated investment securities and $10,024,570 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2016

VIPCAP-QTLY-0516
1.814640.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 3.1%
Amcor Ltd.	97,714	$1,074,853
CSL Ltd.	14,950	1,162,495
Ramsay Health Care Ltd.	18,733	881,116
realestate.com.au Ltd. (a)	20,752	859,479
Sydney Airport unit	169,713	870,326
Transurban Group unit	113,788	989,995

TOTAL AUSTRALIA		5,838,264

Bailiwick of Jersey - 1.2%
Experian PLC	60,100	1,074,667
WPP PLC	50,300	1,170,759

TOTAL BAILIWICK OF JERSEY		2,245,426

Belgium - 1.1%
Anheuser-Busch InBev SA NV	17,200	2,136,873
Bermuda - 1.0%
Axalta Coating Systems (b)	32,500	949,000
Markit Ltd. (b)	25,400	897,890

TOTAL BERMUDA		1,846,890

Canada - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	22,000	979,095
Canadian National Railway Co.	21,590	1,349,178
CCL Industries, Inc. Class B	5,300	1,005,929
Constellation Software, Inc.	2,550	1,044,131

TOTAL CANADA		4,378,333

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	17,230	1,361,687
Baidu.com, Inc. sponsored ADR (b)	6,000	1,145,280
Tencent Holdings Ltd.	100,750	2,059,770

TOTAL CAYMAN ISLANDS		4,566,737

Denmark - 1.6%
Coloplast A/S Series B	12,100	915,644
Novo Nordisk A/S Series B sponsored ADR	38,100	2,064,639

TOTAL DENMARK		2,980,283

Finland - 0.6%
Sampo Oyj (A Shares)	23,200	1,101,906
France - 3.4%
Capgemini SA	10,900	1,024,249
Dassault Systemes SA	12,200	968,018
Essilor International SA	8,476	1,046,947
L'Oreal SA	7,220	1,293,552
Sodexo SA	8,360	901,247
VINCI SA	16,100	1,199,423

TOTAL FRANCE		6,433,436

Germany - 8.5%
adidas AG	10,300	1,202,637
Axel Springer Verlag AG	16,700	900,169
Bayer AG	17,510	2,051,827
CTS Eventim AG	24,860	883,299
Fresenius Medical Care AG & Co. KGaA	11,600	1,023,421
Fresenius SE & Co. KGaA	17,100	1,249,404
Henkel AG & Co. KGaA	11,648	1,144,770
ProSiebenSat.1 Media AG	19,060	979,989
SAP AG	20,620	1,659,258
Scout24 Holding GmbH (b)	27,600	957,884
Stroer Out-of-Home Media AG (a)	14,900	936,748
Symrise AG	14,800	993,614
United Internet AG	19,533	980,304
Wirecard AG (a)	26,000	985,194

TOTAL GERMANY		15,948,518

Hong Kong - 1.4%
AIA Group Ltd.	293,800	1,664,552
Techtronic Industries Co. Ltd.	243,500	962,091

TOTAL HONG KONG		2,626,643

India - 3.0%
Amara Raja Batteries Ltd.	57,020	755,275
Asian Paints India Ltd.	67,711	887,484
GlaxoSmithKline Consumer Healthcare Ltd. (b)	9,191	837,428
HDFC Bank Ltd. (b)	43,340	822,435
Housing Development Finance Corp. Ltd.	72,571	1,210,995
Tata Consultancy Services Ltd.	26,759	1,017,896

TOTAL INDIA		5,531,513

Indonesia - 0.5%
PT Bank Central Asia Tbk	911,100	913,848
Ireland - 4.1%
Accenture PLC Class A	8,100	934,740
Allegion PLC	13,630	868,367
CRH PLC	40,400	1,141,009
Kerry Group PLC Class A	10,330	962,459
Kingspan Group PLC (Ireland)	35,700	948,548
Medtronic PLC	11,170	837,750
Paddy Power PLC (Ireland)	8,000	1,116,052
Ryanair Holdings PLC sponsored ADR	10,420	894,244

TOTAL IRELAND		7,703,169

Isle of Man - 0.5%
Playtech Ltd.	78,921	982,180
Israel - 0.5%
Frutarom Industries Ltd.	17,500	917,804
Italy - 1.0%
Atlantia SpA	36,784	1,020,043
Recordati SpA	34,430	861,914

TOTAL ITALY		1,881,957

Japan - 9.6%
Astellas Pharma, Inc.	81,800	1,087,082
Daito Trust Construction Co. Ltd.	6,800	965,516
Dentsu, Inc.	21,600	1,084,366
Hoya Corp.	27,200	1,034,637
Japan Tobacco, Inc.	33,000	1,375,183
Kansai Paint Co. Ltd.	61,200	983,159
Kao Corp.	20,900	1,114,778
KDDI Corp.	53,400	1,424,754
Keyence Corp.	2,224	1,213,127
Misumi Group, Inc.	61,400	878,896
Nippon Paint Holdings Co. Ltd.	42,100	934,059
Nippon Telegraph & Telephone Corp.	28,200	1,218,170
OBIC Co. Ltd.	17,100	904,038
Olympus Corp.	25,600	995,157
Sundrug Co. Ltd.	11,500	860,367
Tsuruha Holdings, Inc.	9,200	904,918
Unicharm Corp.	42,500	924,808

TOTAL JAPAN		17,903,015

Korea (South) - 1.0%
AMOREPACIFIC Group, Inc.	6,243	798,637
LG Household & Health Care Ltd.	1,310	1,080,990

TOTAL KOREA (SOUTH)		1,879,627

Luxembourg - 0.5%
Eurofins Scientific SA	2,600	953,685
Mexico - 1.9%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	102,100	910,896
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	57,920	872,430
Grupo Aeroportuario Norte S.A.B. de CV	160,535	916,538
Megacable Holdings S.A.B. de CV unit	189,896	787,517

TOTAL MEXICO		3,487,381

Netherlands - 0.7%
RELX NV	70,827	1,234,836
Philippines - 2.4%
Ayala Corp.	56,320	919,560
Ayala Land, Inc.	1,172,900	900,070
GT Capital Holdings, Inc.	28,920	875,124
SM Investments Corp.	44,642	922,773
SM Prime Holdings, Inc.	1,839,700	879,099

TOTAL PHILIPPINES		4,496,626

South Africa - 0.8%
Naspers Ltd. Class N	11,060	1,543,961
Spain - 1.6%
Aena SA (b)	8,070	1,041,795
Amadeus IT Holding SA Class A	25,130	1,077,762
Grifols SA ADR	58,900	911,183

TOTAL SPAIN		3,030,740

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	54,780	1,078,481
Hexagon AB (B Shares)	26,600	1,035,396
Svenska Cellulosa AB (SCA) (B Shares)	31,900	996,893

TOTAL SWEDEN		3,110,770

Switzerland - 3.9%
Geberit AG (Reg.)	2,640	986,482
Givaudan SA	510	1,000,322
Nestle SA	45,853	3,421,588
Partners Group Holding AG	2,260	908,419
Sika AG	270	1,068,712

TOTAL SWITZERLAND		7,385,523

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	80,500	2,109,100
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	73,800	842,949
United Kingdom - 15.2%
Aon PLC	8,430	880,514
Auto Trader Group PLC	177,200	992,564
Berkeley Group Holdings PLC	20,200	933,614
British American Tobacco PLC (United Kingdom)	37,400	2,187,001
Bunzl PLC	32,458	943,078
Compass Group PLC	64,882	1,143,765
Dignity PLC	25,166	896,026
Diploma PLC	79,089	843,985
Essentra PLC	75,875	901,772
Halma PLC	65,900	862,724
Hargreaves Lansdown PLC	48,000	926,554
Howden Joinery Group PLC	132,152	907,450
Imperial Tobacco Group PLC	25,918	1,437,991
Intertek Group PLC	21,100	959,755
ITV PLC	307,454	1,065,093
London Stock Exchange Group PLC	24,390	987,850
Moneysupermarket.com Group PLC	182,316	831,902
Persimmon PLC	31,900	955,271
Provident Financial PLC	22,600	962,417
Prudential PLC	73,791	1,373,138
Reckitt Benckiser Group PLC	15,830	1,526,909
Rightmove PLC	15,036	909,385
Sage Group PLC	105,100	949,475
St. James's Place Capital PLC	74,705	985,505
Unilever PLC	50,700	2,286,203
Worldpay Group PLC (b)	229,400	906,388

TOTAL UNITED KINGDOM		28,556,329

United States of America - 21.1%
A.O. Smith Corp.	11,613	886,188
Acuity Brands, Inc.	4,070	887,830
Adobe Systems, Inc. (b)	9,100	853,580
Alphabet, Inc. Class C	1,211	902,134
Altria Group, Inc.	13,100	820,846
Amazon.com, Inc. (b)	1,600	949,824
Amphenol Corp. Class A	15,560	899,679
AutoZone, Inc. (b)	1,038	826,964
Cerner Corp. (b)	15,900	842,064
Constellation Brands, Inc. Class A (sub. vtg.)	5,800	876,322
Danaher Corp.	8,800	834,768
Domino's Pizza, Inc.	6,400	843,904
Ecolab, Inc.	8,350	931,192
Equifax, Inc.	7,600	868,604
Estee Lauder Companies, Inc. Class A	8,100	763,911
Facebook, Inc. Class A (b)	8,200	935,620
FactSet Research Systems, Inc.	5,420	821,293
Fiserv, Inc. (b)	7,916	812,023
FleetCor Technologies, Inc. (b)	6,250	929,688
Gartner, Inc. Class A (b)	10,220	913,157
HEICO Corp. Class A	19,200	913,920
Henry Schein, Inc. (b)	4,630	799,277
Home Depot, Inc.	6,670	889,978
International Flavors & Fragrances, Inc.	7,800	887,406
MasterCard, Inc. Class A	9,890	934,605
McGraw Hill Financial, Inc.	9,211	911,705
MercadoLibre, Inc.	8,000	942,800
Mettler-Toledo International, Inc. (b)	2,690	927,404
Molson Coors Brewing Co. Class B	8,900	856,002
Moody's Corp.	9,100	878,696
MSCI, Inc. Class A	12,500	926,000
NIKE, Inc. Class B	14,690	902,994
O'Reilly Automotive, Inc. (b)	3,260	892,132
Philip Morris International, Inc.	8,200	804,502
PPG Industries, Inc.	8,310	926,482
Reynolds American, Inc.	16,500	830,115
ServiceMaster Global Holdings, Inc. (b)	23,900	900,552
Sherwin-Williams Co.	3,110	885,324
SS&C Technologies Holdings, Inc.	14,190	899,930
Starbucks Corp.	14,700	877,590
The Walt Disney Co.	9,010	894,783
Thermo Fisher Scientific, Inc.	5,920	838,213
TransDigm Group, Inc. (b)	3,700	815,258
Verisk Analytics, Inc. (b)	11,200	895,104
Visa, Inc. Class A	12,100	925,408

TOTAL UNITED STATES OF AMERICA		39,555,771

TOTAL COMMON STOCKS
(Cost $159,653,767)		184,124,093

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $432,693)	3,635	926,317

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.39% (c)	1,510,822	1,510,822
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,695,171	2,695,171
TOTAL MONEY MARKET FUNDS
(Cost $4,205,993)		4,205,993
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $164,292,453)		189,256,403
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,666,798)
NET ASSETS - 100%		$187,589,605

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,187
Fidelity Securities Lending Cash Central Fund	10,605
Total	$11,792

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,443,090	$23,691,093	$4,751,997	$--
Consumer Staples	31,222,141	19,663,567	11,558,574	--
Financials	21,713,086	19,517,513	2,195,573	--
Health Care	21,410,176	16,332,202	5,077,974	--
Industrials	27,269,796	26,191,315	1,078,481	--
Information Technology	36,861,076	33,142,048	3,719,028	--
Materials	15,488,121	14,347,112	1,141,009	--
Telecommunication Services	2,642,924	--	2,642,924	--
Money Market Funds	4,205,993	4,205,993	--	--
Total Investments in Securities:	$189,256,403	$157,090,843	$32,165,560	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,117,114
Level 2 to Level 1	$45,020,208

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $165,690,587. Net unrealized appreciation aggregated $23,565,816, of which $25,530,005 related to appreciated investment securities and $1,964,189 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2016

VDSC-QTLY-0516
1.830301.110

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. (a)	82,039	$1,262,580
Cooper Tire & Rubber Co.	37,505	1,388,435
Cooper-Standard Holding, Inc. (a)	14,678	1,054,468
Dana Holding Corp.	93,437	1,316,527
Drew Industries, Inc.	804	51,826
Fox Factory Holding Corp. (a)	479	7,573
Metaldyne Performance Group, Inc.	13,486	226,700
Modine Manufacturing Co. (a)	707	7,784
Tenneco, Inc. (a)	30,770	1,584,963
Tower International, Inc.	1,208	32,858
		6,933,714
Diversified Consumer Services - 0.4%
Bridgepoint Education, Inc. (a)	2,820	28,426
Capella Education Co.	9,508	500,501
Grand Canyon Education, Inc. (a)	1,693	72,359
K12, Inc. (a)	34,400	340,216
		941,502
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	4,922	204,608
Bloomin' Brands, Inc.	45,804	772,713
Boyd Gaming Corp. (a)	17,402	359,525
Cracker Barrel Old Country Store, Inc. (b)	2,460	375,568
Dave & Buster's Entertainment, Inc. (a)	2,353	91,249
Eldorado Resorts, Inc. (a)	2,993	34,240
Interval Leisure Group, Inc. (b)	55,620	803,153
Isle of Capri Casinos, Inc. (a)	85,762	1,200,668
Marriott Vacations Worldwide Corp.	13,233	893,228
Pinnacle Entertainment, Inc. (a)	784	27,518
Ruth's Hospitality Group, Inc.	3,806	70,068
Texas Roadhouse, Inc. Class A	861	37,522
		4,870,060
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	4,697	149,646
CSS Industries, Inc.	333	9,301
Ethan Allen Interiors, Inc.	10,888	346,456
Flexsteel Industries, Inc.	18,471	806,813
La-Z-Boy, Inc.	44,905	1,200,760
NACCO Industries, Inc. Class A	21	1,206
Zagg, Inc. (a)	34,810	313,638
		2,827,820
Leisure Products - 1.7%
Brunswick Corp.	24,782	1,189,040
Nautilus, Inc. (a)	56,763	1,096,661
Smith & Wesson Holding Corp. (a)	47,277	1,258,514
Sturm, Ruger & Co., Inc.	3,266	223,329
		3,767,544
Media - 1.1%
A.H. Belo Corp. Class A	4,758	22,886
Gray Television, Inc. (a)	41,304	484,083
Meredith Corp.	3,770	179,075
Nexstar Broadcasting Group, Inc. Class A (b)	9,858	436,414
Saga Communications, Inc. Class A	352	14,101
Sinclair Broadcast Group, Inc. Class A	43,767	1,345,835
The McClatchy Co. Class A (a)	21,148	22,205
		2,504,599
Multiline Retail - 0.6%
Big Lots, Inc.	30,108	1,363,591
Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	91,517	1,525,588
Big 5 Sporting Goods Corp.	52,022	577,964
Caleres, Inc.	28,614	809,490
Chico's FAS, Inc.	32	425
Express, Inc. (a)	66,611	1,426,142
Group 1 Automotive, Inc.	7,611	446,690
Rent-A-Center, Inc.	32,619	517,011
Select Comfort Corp. (a)	12,189	236,345
Shoe Carnival, Inc.	19,016	512,671
The Cato Corp. Class A (sub. vtg.)	5,628	216,959
The Children's Place Retail Stores, Inc.	5,709	476,530
		6,745,815
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	7,860	470,893
Movado Group, Inc. (b)	38,845	1,069,403
Unifi, Inc. (a)	16,942	388,141
		1,928,437

TOTAL CONSUMER DISCRETIONARY		31,883,082

CONSUMER STAPLES - 5.4%
Beverages - 0.1%
National Beverage Corp. (a)	6,205	262,596
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	3,190	361,491
Ingles Markets, Inc. Class A	21,764	816,150
SpartanNash Co.	24,115	730,926
United Natural Foods, Inc. (a)	33,072	1,332,802
Weis Markets, Inc.	1,061	47,809
		3,289,178
Food Products - 2.0%
Darling International, Inc. (a)	6,045	79,613
Dean Foods Co.	32,512	563,108
Omega Protein Corp. (a)	55,178	934,715
Post Holdings, Inc. (a)	20,443	1,405,865
Sanderson Farms, Inc. (b)	5,223	471,010
Seaboard Corp. (a)	57	171,172
Seneca Foods Corp. Class A (a)	3,282	114,017
TreeHouse Foods, Inc. (a)	7,556	655,483
		4,394,983
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	28,536	464,851
WD-40 Co.	4,964	536,162
		1,001,013
Personal Products - 0.8%
MediFast, Inc.	583	17,601
Natural Health Trends Corp. (b)	28,838	955,980
Nutraceutical International Corp. (a)	1,790	43,587
USANA Health Sciences, Inc. (a)	6,251	758,996
		1,776,164
Tobacco - 0.6%
Universal Corp.	22,041	1,252,149

TOTAL CONSUMER STAPLES		11,976,083

ENERGY - 3.2%
Energy Equipment & Services - 1.4%
Archrock, Inc. (a)	1,553	12,424
Atwood Oceanics, Inc. (b)	122,447	1,122,839
Dril-Quip, Inc. (a)	19,192	1,162,268
Exterran Corp. (a)	1,927	29,791
Gulf Island Fabrication, Inc.	314	2,465
Matrix Service Co. (a)	43,931	777,579
McDermott International, Inc. (a)	18,222	74,528
PHI, Inc. (non-vtg.) (a)	1,795	33,908
		3,215,802
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	236	9,435
Alon U.S.A. Energy, Inc.	32,216	332,469
DHT Holdings, Inc.	206,241	1,187,948
Navios Maritime Acquisition Corp. (b)	7,159	11,383
Parsley Energy, Inc. Class A (a)	1,037	23,436
PDC Energy, Inc. (a)	3,320	197,374
Rex American Resources Corp. (a)(b)	12,971	719,501
RSP Permian, Inc. (a)	1,236	35,893
Ultra Petroleum Corp. (a)(b)	310,710	154,734
Western Refining, Inc.	44,443	1,292,847
		3,965,020

TOTAL ENERGY		7,180,822

FINANCIALS - 23.7%
Banks - 6.2%
Arrow Financial Corp.	451	11,983
Banc of California, Inc.	1,523	26,653
BancFirst Corp.	4,325	246,655
BancorpSouth, Inc.	3,233	68,895
Banner Corp.	2,393	100,602
BB&T Corp.	32,573	1,083,704
Brookline Bancorp, Inc., Delaware	4,242	46,704
Centerstate Banks of Florida, Inc.	6,847	101,952
Central Pacific Financial Corp.	547	11,908
Chemical Financial Corp.	19,612	699,952
Community Trust Bancorp, Inc.	1,482	52,344
Fidelity Southern Corp.	9,232	148,081
First Bancorp, North Carolina	3,828	72,158
First Bancorp, Puerto Rico (a)	58,254	170,102
First Busey Corp.	5,552	113,705
First Citizen Bancshares, Inc.	79	19,835
First Interstate Bancsystem, Inc.	16,386	460,938
First Merchants Corp.	5,714	134,679
First Midwest Bancorp, Inc., Delaware	12,988	234,044
First NBC Bank Holding Co. (a)	3,954	81,413
FirstMerit Corp.	11,116	233,992
Fulton Financial Corp.	104,483	1,397,983
Great Southern Bancorp, Inc.	6,534	242,607
Great Western Bancorp, Inc.	23,032	628,083
Guaranty Bancorp	7,106	109,859
Heritage Commerce Corp.	1,975	19,770
Hilltop Holdings, Inc. (a)	48,765	920,683
IBERIABANK Corp.	5,386	276,140
International Bancshares Corp.	9,704	239,301
MainSource Financial Group, Inc.	1,248	26,320
Merchants Bancshares, Inc.	7,152	212,700
National Penn Bancshares, Inc. (b)	372	3,958
Opus Bank	20,101	683,434
Peapack-Gladstone Financial Corp.	1,488	25,147
People's Utah Bancorp	299	4,733
Preferred Bank, Los Angeles	1,152	34,848
PrivateBancorp, Inc.	39,966	1,542,688
ServisFirst Bancshares, Inc.	4,476	198,734
Stonegate Bank	950	28,462
Texas Capital Bancshares, Inc. (a)	1,563	59,988
UMB Financial Corp.	4,734	244,416
Umpqua Holdings Corp.	85,225	1,351,669
Univest Corp. of Pennsylvania	2,900	56,579
Washington Trust Bancorp, Inc.	2,955	110,281
Western Alliance Bancorp. (a)	1,828	61,019
Wintrust Financial Corp.	25,440	1,128,010
		13,727,711
Capital Markets - 1.9%
Diamond Hill Investment Group, Inc.	1,428	253,270
Financial Engines, Inc. (b)	45,708	1,436,602
GAMCO Investors, Inc. Class A	574	21,272
Greenhill & Co., Inc.	367	8,147
HFF, Inc.	2,215	60,979
INTL FCStone, Inc. (a)	33,368	891,927
KCG Holdings, Inc. Class A (a)	14,423	172,355
Manning & Napier, Inc. Class A	5,283	42,634
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,284	114,942
Piper Jaffray Companies (a)	26,441	1,310,416
Vector Capital Corp. rights (a)	5,673	0
		4,312,544
Consumer Finance - 0.8%
Enova International, Inc. (a)	34,121	215,304
Nelnet, Inc. Class A	31,961	1,258,305
Regional Management Corp. (a)	4,110	70,322
World Acceptance Corp.(a)(b)	5,559	210,797
		1,754,728
Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	20,542	134,756
Marlin Business Services Corp.	13,382	191,496
		326,252
Insurance - 3.4%
Amerisafe, Inc.	10,203	536,066
EMC Insurance Group	2,106	54,019
Employers Holdings, Inc.	18,571	522,588
Federated National Holding Co.	40,508	796,387
HCI Group, Inc. (b)	19,547	650,915
Heritage Insurance Holdings, Inc.	54,085	863,737
Horace Mann Educators Corp.	22,420	710,490
Infinity Property & Casualty Corp.	604	48,622
James River Group Holdings Ltd.	3,372	108,781
Navigators Group, Inc. (a)	1,310	109,870
Selective Insurance Group, Inc.	38,854	1,422,445
Stewart Information Services Corp.	2,743	99,516
United Fire Group, Inc.	844	36,984
United Insurance Holdings Corp.	40,353	775,181
Universal Insurance Holdings, Inc. (b)	42,581	757,942
		7,493,543
Real Estate Investment Trusts - 8.2%
American Capital Mortgage Investment Corp.	680	9,982
Anworth Mortgage Asset Corp.	67,625	315,133
Apollo Commercial Real Estate Finance, Inc.	59,017	961,977
Ashford Hospitality Trust, Inc.	91,138	581,460
Capstead Mortgage Corp.	104,891	1,037,372
CareTrust (REIT), Inc.	4,123	52,362
Colony Financial, Inc.	29,492	494,581
Colony Starwood Homes	4,214	104,297
CorEnergy Infrastructure Trust, Inc.	62	1,247
Coresite Realty Corp.	19,573	1,370,306
CubeSmart	16,259	541,425
DCT Industrial Trust, Inc.	2,961	116,871
Easterly Government Properties, Inc.	604	11,186
Extra Space Storage, Inc.	12,377	1,156,754
First Industrial Realty Trust, Inc.	5,782	131,483
Gyrodyne LLC (a)	133	3,580
Hatteras Financial Corp.	2,843	40,655
InfraReit, Inc.	9,879	168,437
iStar Financial, Inc. (a)	1,523	14,712
LaSalle Hotel Properties (SBI)	11,318	286,459
LTC Properties, Inc.	972	43,973
Mack-Cali Realty Corp.	6,310	148,285
MFA Financial, Inc.	162,243	1,111,365
New Residential Investment Corp.	85,106	989,783
PS Business Parks, Inc.	11,797	1,185,716
RLJ Lodging Trust	67,139	1,536,140
Ryman Hospitality Properties, Inc.	27,301	1,405,455
Sabra Health Care REIT, Inc.	4,153	83,434
Sovran Self Storage, Inc.	14,583	1,720,047
Sunstone Hotel Investors, Inc.	58,622	820,708
The GEO Group, Inc.	40,935	1,419,216
Xenia Hotels & Resorts, Inc.	34,983	546,434
		18,410,835
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	30,236	730,199
Marcus & Millichap, Inc. (a)	11,558	293,458
RE/MAX Holdings, Inc.	2,526	86,642
The RMR Group, Inc. (a)	4,434	110,894
		1,221,193
Thrifts & Mortgage Finance - 2.6%
BofI Holding, Inc. (a)(b)	42,959	916,745
Capitol Federal Financial, Inc.	2,067	27,408
Dime Community Bancshares, Inc.	20,545	362,003
Essent Group Ltd. (a)	33,214	690,851
EverBank Financial Corp.	12,775	192,775
First Defiance Financial Corp.	3,319	127,483
Flagstar Bancorp, Inc. (a)	870	18,670
Hingham Institution for Savings	360	42,880
Lendingtree, Inc. (a)(b)	6,391	624,912
Northwest Bancshares, Inc.	78,219	1,056,739
OceanFirst Financial Corp.	595	10,520
Radian Group, Inc.	31,619	392,076
Walker & Dunlop, Inc. (a)	15,732	381,816
Waterstone Financial, Inc.	8,715	119,221
WSFS Financial Corp.	23,743	772,122
		5,736,221

TOTAL FINANCIALS		52,983,027

HEALTH CARE - 15.0%
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc. (a)	5,572	155,793
Achillion Pharmaceuticals, Inc. (a)	1,255	9,689
Acorda Therapeutics, Inc. (a)	9,902	261,908
Aduro Biotech, Inc.	509	6,520
Alexion Pharmaceuticals, Inc. (a)	1,075	149,662
AMAG Pharmaceuticals, Inc. (a)(b)	9,767	228,548
Amicus Therapeutics, Inc. (a)(b)	2,092	17,677
Anacor Pharmaceuticals, Inc. (a)	3,681	196,749
Applied Genetic Technologies Corp. (a)	9,029	126,225
ARIAD Pharmaceuticals, Inc. (a)	4,736	30,263
Biospecifics Technologies Corp. (a)	1,669	58,115
Cepheid, Inc. (a)	10,094	336,736
Concert Pharmaceuticals, Inc. (a)	8,463	115,605
Cytokinetics, Inc. (a)	9,432	66,496
CytomX Therapeutics, Inc. (a)(b)	2,274	29,335
Dyax Corp. rights 12/31/19	11,419	26,835
Eagle Pharmaceuticals, Inc. (a)(b)	749	30,335
Emergent BioSolutions, Inc. (a)(b)	7,442	270,517
Enanta Pharmaceuticals, Inc. (a)(b)	6,505	191,052
Exelixis, Inc. (a)(b)	31,522	126,088
FibroGen, Inc. (a)	7,547	160,676
Five Prime Therapeutics, Inc. (a)	6,265	254,547
Genomic Health, Inc. (a)	6,440	159,519
Halozyme Therapeutics, Inc. (a)	1,963	18,590
Ironwood Pharmaceuticals, Inc. Class A (a)	6,585	72,040
Kite Pharma, Inc. (a)(b)	1,898	87,137
Lexicon Pharmaceuticals, Inc. (a)	5,680	67,876
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,433	367,640
Merrimack Pharmaceuticals, Inc. (a)(b)	2,467	20,649
MiMedx Group, Inc. (a)(b)	28,169	246,197
Myriad Genetics, Inc. (a)(b)	12,264	459,042
Neurocrine Biosciences, Inc. (a)	8,613	340,644
NewLink Genetics Corp. (a)(b)	5,387	98,043
Novavax, Inc. (a)(b)	14,957	77,178
Ophthotech Corp. (a)	2,935	124,062
PDL BioPharma, Inc.	56,105	186,830
Pfenex, Inc. (a)	5,655	55,589
Portola Pharmaceuticals, Inc. (a)	3,013	61,465
Prothena Corp. PLC (a)(b)	1,940	79,850
Repligen Corp. (a)	7,428	199,219
Retrophin, Inc. (a)	11,638	158,975
Rigel Pharmaceuticals, Inc. (a)	40,855	84,978
Sarepta Therapeutics, Inc. (a)	225	4,392
TESARO, Inc. (a)	734	32,318
Tobira Therapeutics, Inc. (a)(b)	3,323	27,182
Trevena, Inc. (a)	8,954	74,050
Ultragenyx Pharmaceutical, Inc. (a)	3,355	212,405
Vanda Pharmaceuticals, Inc. (a)(b)	19,421	162,360
Voyager Therapeutics, Inc. (a)	1,542	13,462
ZIOPHARM Oncology, Inc. (a)	526	3,903
		6,344,966
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (a)	3,653	346,341
Atrion Corp.	65	25,698
Cantel Medical Corp.	20,607	1,470,516
Cryolife, Inc.	383	4,117
Exactech, Inc. (a)	8,124	164,592
Greatbatch, Inc. (a)	25,341	903,153
ICU Medical, Inc. (a)	3,851	400,889
Inogen, Inc. (a)	10,864	488,663
LivaNova PLC (a)(b)	20,247	1,092,933
Masimo Corp. (a)	32,276	1,350,428
Meridian Bioscience, Inc.	13,425	276,689
Merit Medical Systems, Inc. (a)	40,324	745,591
Natus Medical, Inc. (a)	13,208	507,583
NuVasive, Inc. (a)	4,504	219,120
Steris PLC	5,050	358,803
SurModics, Inc. (a)	12,664	233,144
Symmetry Surgical, Inc. (a)	3,657	36,058
Vascular Solutions, Inc. (a)	3,053	99,314
West Pharmaceutical Services, Inc.	1,228	85,125
		8,808,757
Health Care Providers & Services - 5.7%
Air Methods Corp. (a)	1,965	71,172
Alliance Healthcare Services, Inc. (a)	23,630	169,900
AMN Healthcare Services, Inc. (a)	1,228	41,273
AmSurg Corp. (a)	5,076	378,670
Centene Corp. (a)	18,274	1,125,130
Chemed Corp.	8,238	1,115,837
Corvel Corp. (a)	7,853	309,565
HealthSouth Corp.	6,442	242,412
Magellan Health Services, Inc. (a)	20,812	1,413,759
Molina Healthcare, Inc. (a)(b)	22,705	1,464,245
National Healthcare Corp.	4,966	309,382
Owens & Minor, Inc.	15,052	608,402
PharMerica Corp. (a)	30,893	683,044
Select Medical Holdings Corp.	37,850	447,009
Surgical Care Affiliates, Inc. (a)	27,794	1,286,306
Team Health Holdings, Inc. (a)	14,781	617,994
Triple-S Management Corp. (a)	27,388	680,866
Wellcare Health Plans, Inc. (a)	17,840	1,654,660
		12,619,626
Health Care Technology - 1.2%
Computer Programs & Systems, Inc. (b)	7,482	389,962
HMS Holdings Corp. (a)	20,142	289,038
Omnicell, Inc. (a)	25,803	719,130
Quality Systems, Inc.	77,716	1,184,392
		2,582,522
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	6,886	302,984
INC Research Holdings, Inc. Class A (a)	4,441	183,014
Luminex Corp. (a)	11,237	217,998
PAREXEL International Corp. (a)	9,070	568,961
PRA Health Sciences, Inc. (a)	5,287	226,072
		1,499,029
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	7,158	190,904
DepoMed, Inc. (a)	158	2,201
Impax Laboratories, Inc. (a)	6,224	199,292
Innoviva, Inc.	661	8,322
Lannett Co., Inc. (a)(b)	6,815	122,193
Nektar Therapeutics (a)	9,285	127,669
Pacira Pharmaceuticals, Inc. (a)(b)	2,707	143,417
Prestige Brands Holdings, Inc. (a)	9,087	485,155
Sucampo Pharmaceuticals, Inc. Class A (a)	13,553	148,134
The Medicines Company (a)	5,437	172,733
TherapeuticsMD, Inc. (a)(b)	1,299	8,314
		1,608,334

TOTAL HEALTH CARE		33,463,234

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	27,134	1,035,162
Astronics Corp. Class B	3,374	129,697
Curtiss-Wright Corp.	16,486	1,247,496
Moog, Inc. Class A (a)	25,037	1,143,690
Teledyne Technologies, Inc. (a)	3,516	309,900
		3,865,945
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26,496	1,119,986
Airlines - 1.1%
Hawaiian Holdings, Inc. (a)	31,333	1,478,604
JetBlue Airways Corp. (a)	49,689	1,049,432
		2,528,036
Building Products - 0.5%
American Woodmark Corp. (a)	8,900	663,851
Insteel Industries, Inc.	3,333	101,890
Ply Gem Holdings, Inc. (a)	1,413	19,853
Universal Forest Products, Inc.	3,622	310,840
		1,096,434
Commercial Services & Supplies - 2.2%
ACCO Brands Corp. (a)	5,565	49,974
ARC Document Solutions, Inc. (a)	8,957	40,307
Deluxe Corp.	25,186	1,573,873
Ennis, Inc.	8,530	166,762
G&K Services, Inc. Class A	1,820	133,315
Herman Miller, Inc.	20,491	632,967
Kimball International, Inc. Class B	49,012	556,286
Steelcase, Inc. Class A	25,612	382,131
Tetra Tech, Inc.	2,852	85,047
UniFirst Corp.	11,373	1,241,022
		4,861,684
Construction & Engineering - 0.6%
Argan, Inc.	34,491	1,212,704
EMCOR Group, Inc.	832	40,435
		1,253,139
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,686	84,348
EnerSys	1,654	92,161
		176,509
Machinery - 1.5%
Alamo Group, Inc.	2,186	121,782
Briggs & Stratton Corp.	2,166	51,811
CLARCOR, Inc.	1,204	69,579
Douglas Dynamics, Inc.	504	11,547
Federal Signal Corp.	13,188	174,873
Global Brass & Copper Holdings, Inc.	12,036	300,298
Greenbrier Companies, Inc. (b)	2,934	81,096
Hurco Companies, Inc.	5,985	197,445
Hyster-Yale Materials Handling Class A	9,468	630,569
Kadant, Inc.	8,070	364,441
Wabash National Corp. (a)	97,901	1,292,293
		3,295,734
Marine - 0.5%
Matson, Inc.	30,289	1,216,709
Professional Services - 1.8%
CRA International, Inc. (a)	145	2,848
Heidrick & Struggles International, Inc.	626	14,836
Insperity, Inc. (b)	24,485	1,266,609
Kforce, Inc.	5,739	112,370
Korn/Ferry International	34,646	980,135
Resources Connection, Inc.	35,864	558,044
RPX Corp. (a)	103,891	1,169,813
TrueBlue, Inc. (a)	1,574	41,160
		4,145,815
Road & Rail - 0.3%
ArcBest Corp.	26,820	579,044
Swift Transporation Co. (a)	3,167	59,001
		638,045

TOTAL INDUSTRIALS		24,198,036

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.5%
Bel Fuse, Inc. Class B (non-vtg.)	1,501	21,915
Black Box Corp.	12,466	167,917
Communications Systems, Inc.	2,925	21,499
Comtech Telecommunications Corp.	12,323	287,989
Digi International, Inc. (a)	13,111	123,637
Extreme Networks, Inc. (a)	4,728	14,704
Finisar Corp. (a)	2,587	47,187
Ixia (a)	8,206	102,247
NETGEAR, Inc. (a)	21,753	878,169
Plantronics, Inc.	14,239	558,026
Polycom, Inc. (a)	96,379	1,074,626
		3,297,916
Electronic Equipment & Components - 5.4%
Anixter International, Inc. (a)	3,781	197,028
Benchmark Electronics, Inc. (a)	55,301	1,274,688
Coherent, Inc. (a)	13,536	1,243,958
ePlus, Inc. (a)	1,939	156,109
II-VI, Inc. (a)	3,346	72,642
Insight Enterprises, Inc. (a)	3,368	96,460
KEMET Corp. (a)	3,818	7,369
Kimball Electronics, Inc. (a)	44,468	496,708
Mercury Systems, Inc. (a)	7,284	147,865
Methode Electronics, Inc. Class A	35,086	1,025,915
MTS Systems Corp.	346	21,054
PC Connection, Inc.	3,383	87,315
Plexus Corp. (a)	9,323	368,445
QLogic Corp. (a)	96,191	1,292,807
Sanmina Corp. (a)	61,951	1,448,414
ScanSource, Inc. (a)	30,275	1,222,505
SYNNEX Corp.	15,458	1,431,256
Tech Data Corp. (a)	19,675	1,510,450
		12,100,988
Internet Software & Services - 1.3%
Bankrate, Inc. (a)	3,038	27,858
DHI Group, Inc. (a)	987	7,965
EarthLink Holdings Corp.	40,495	229,607
Global Sources Ltd. (a)	22,399	181,432
j2 Global, Inc.	12,097	744,933
RetailMeNot, Inc. (a)	72,061	577,209
United Online, Inc. (a)	32,851	379,101
WebMD Health Corp. (a)	11,520	721,498
		2,869,603
IT Services - 3.9%
CACI International, Inc. Class A (a)	4,066	433,842
Cardtronics, Inc. (a)	19,893	715,949
Computer Task Group, Inc.	3,604	18,416
Convergys Corp.	6,351	176,367
CSG Systems International, Inc.	31,263	1,411,837
EVERTEC, Inc.	7,484	104,626
ExlService Holdings, Inc. (a)	6,272	324,890
Hackett Group, Inc.	5,141	77,732
Heartland Payment Systems, Inc.	2,112	203,956
Higher One Holdings, Inc. (a)	18,642	72,890
Jack Henry & Associates, Inc.	13,072	1,105,499
ManTech International Corp. Class A	2,272	72,681
Maximus, Inc.	19,976	1,051,537
NCI, Inc. Class A	7,316	102,497
Neustar, Inc. Class A (a)(b)	49,492	1,217,503
Science Applications International Corp.	4,805	256,299
Sykes Enterprises, Inc. (a)	31,259	943,397
Syntel, Inc. (a)	11,114	554,922
		8,844,840
Semiconductors & Semiconductor Equipment - 4.3%
Cabot Microelectronics Corp.	27,186	1,112,179
Cirrus Logic, Inc. (a)	39,183	1,426,653
Fairchild Semiconductor International, Inc. (a)	3,052	61,040
FormFactor, Inc. (a)	6,472	47,051
Integrated Device Technology, Inc. (a)	72,074	1,473,193
IXYS Corp.	25,834	289,857
MKS Instruments, Inc.	36,823	1,386,386
NeoPhotonics Corp. (a)	78,148	1,097,198
Photronics, Inc. (a)	100,289	1,044,008
Rudolph Technologies, Inc. (a)	8,863	121,069
Silicon Laboratories, Inc. (a)	935	42,038
Synaptics, Inc. (a)	1,585	126,388
Tessera Technologies, Inc.	42,877	1,329,187
		9,556,247
Software - 1.9%
Aspen Technology, Inc. (a)	42,650	1,540,945
Fleetmatics Group PLC (a)	5,491	223,539
Gigamon, Inc. (a)	2,493	77,333
MicroStrategy, Inc. Class A (a)	3,601	647,172
Monotype Imaging Holdings, Inc.	13,206	315,888
Pegasystems, Inc.	7,377	187,228
Progress Software Corp. (a)	27,027	651,891
QAD, Inc. Class B	1,619	28,818
RealPage, Inc. (a)	1,811	37,741
Synchronoss Technologies, Inc. (a)	18,148	586,906
		4,297,461
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	31,160	1,061,933

TOTAL INFORMATION TECHNOLOGY		42,028,988

MATERIALS - 2.4%
Chemicals - 1.0%
FutureFuel Corp.	55,503	654,380
Innophos Holdings, Inc.	6,119	189,138
Kraton Performance Polymers, Inc. (a)	1,674	28,960
Minerals Technologies, Inc.	13,702	778,959
Olin Corp.	7,643	132,759
Trinseo SA (a)	11,312	416,395
		2,200,591
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	308	18,483
Containers & Packaging - 0.3%
AEP Industries, Inc.	9,220	608,520
Metals & Mining - 0.7%
Commercial Metals Co.	53,778	912,613
Hecla Mining Co.	86,664	240,926
Worthington Industries, Inc.	9,719	346,385
		1,499,924
Paper & Forest Products - 0.4%
Schweitzer-Mauduit International, Inc.	29,245	920,633

TOTAL MATERIALS		5,248,151

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	9,648	731,608
General Communications, Inc. Class A (a)	6,048	110,799
IDT Corp. Class B	30,310	472,533
Inteliquent, Inc.	66,508	1,067,453
Vonage Holdings Corp. (a)	74,345	339,757
		2,722,150
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	6,257	167,375
Spok Holdings, Inc.	6,512	114,025
		281,400

TOTAL TELECOMMUNICATION SERVICES		3,003,550

UTILITIES - 2.6%
Electric Utilities - 0.6%
Allete, Inc.	8,854	496,444
Cleco Corp.	2,867	158,287
IDACORP, Inc.	7,913	590,231
Portland General Electric Co.	2,276	89,879
		1,334,841
Gas Utilities - 1.0%
New Jersey Resources Corp.	6,863	250,019
ONE Gas, Inc.	24,773	1,513,630
Piedmont Natural Gas Co., Inc.	6,778	405,528
Southwest Gas Corp.	2,284	150,401
		2,319,578
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class A	968	13,136
Multi-Utilities - 0.5%
Avangrid, Inc.	21,717	871,069
Avista Corp.	2,905	118,466
		989,535
Water Utilities - 0.5%
American States Water Co.	27,632	1,087,596
Consolidated Water Co., Inc.	190	2,312
Middlesex Water Co.	1,322	40,784
		1,130,692

TOTAL UTILITIES		5,787,782

TOTAL COMMON STOCKS
(Cost $200,413,625)		217,752,755
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.37% 5/26/16 (c)
(Cost $999,439)	1,000,000	999,739
	Shares	Value

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 0.39% (d)	4,021,499	$4,021,499
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	18,276,742	18,276,742
TOTAL MONEY MARKET FUNDS
(Cost $22,298,241)		22,298,241
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $223,711,305)		241,050,735
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(17,871,941)
NET ASSETS - 100%		$223,178,794

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
46 ICE Russell 2000 Index Contracts (United States)	June 2016	5,104,160	$239,087

The face value of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $306,920.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,416
Fidelity Securities Lending Cash Central Fund	115,639
Total	$121,055

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,883,082	$31,883,082	$--	$--
Consumer Staples	11,976,083	11,976,083	--	--
Energy	7,180,822	7,180,822	--	--
Financials	52,983,027	52,983,027	--	--
Health Care	33,463,234	33,436,399	--	26,835
Industrials	24,198,036	24,198,036	--	--
Information Technology	42,028,988	42,028,988	--	--
Materials	5,248,151	5,248,151	--	--
Telecommunication Services	3,003,550	3,003,550	--	--
Utilities	5,787,782	5,787,782	--	--
U.S. Government and Government Agency Obligations	999,739	--	999,739	--
Money Market Funds	22,298,241	22,298,241	--	--
Total Investments in Securities:	$241,050,735	$240,024,161	$999,739	$26,835
Derivative Instruments:
Assets
Futures Contracts	$239,087	$239,087	$--	$--
Total Assets	$239,087	$239,087	$--	$--
Total Derivative Instruments:	$239,087	$239,087	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $226,587,001. Net unrealized appreciation aggregated $14,463,734, of which $31,191,891 related to appreciated investment securities and $16,728,157 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2016

VIPIDX-QTLY-0516
1.799879.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
BorgWarner, Inc. (a)	58,343	$2,240,371
Delphi Automotive PLC	74,058	5,555,831
Johnson Controls, Inc.	172,975	6,740,836
The Goodyear Tire & Rubber Co.	71,258	2,350,089
		16,887,127
Automobiles - 0.6%
Ford Motor Co.	1,040,323	14,044,361
General Motors Co.	375,043	11,787,601
Harley-Davidson, Inc. (a)	49,107	2,520,662
		28,352,624
Distributors - 0.1%
Genuine Parts Co.	39,898	3,964,265
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	62,962	1,663,456
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit (a)	120,250	6,345,593
Chipotle Mexican Grill, Inc. (a)(b)	8,018	3,776,237
Darden Restaurants, Inc. (a)	30,797	2,041,841
Marriott International, Inc. Class A (a)	50,729	3,610,890
McDonald's Corp.	240,586	30,236,848
Royal Caribbean Cruises Ltd. (a)	45,251	3,717,370
Starbucks Corp.	394,419	23,546,814
Starwood Hotels & Resorts Worldwide, Inc.	45,032	3,757,020
Wyndham Worldwide Corp. (a)	30,022	2,294,581
Wynn Resorts Ltd. (a)	21,721	2,029,393
Yum! Brands, Inc.	109,061	8,926,643
		90,283,230
Household Durables - 0.4%
D.R. Horton, Inc.	87,816	2,654,678
Garmin Ltd. (a)	31,389	1,254,304
Harman International Industries, Inc.	18,984	1,690,335
Leggett & Platt, Inc.	36,209	1,752,516
Lennar Corp. Class A (a)	48,062	2,324,278
Mohawk Industries, Inc. (b)	16,972	3,239,955
Newell Rubbermaid, Inc. (a)	71,300	3,157,877
PulteGroup, Inc.	84,782	1,586,271
Whirlpool Corp.	20,609	3,716,627
		21,376,841
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (b)	103,025	61,159,761
Expedia, Inc.	31,618	3,409,053
Netflix, Inc. (a)(b)	114,229	11,677,631
Priceline Group, Inc. (b)	13,240	17,065,830
TripAdvisor, Inc. (b)	30,398	2,021,467
		95,333,742
Leisure Products - 0.1%
Hasbro, Inc.	29,971	2,400,677
Mattel, Inc. (a)	90,728	3,050,275
		5,450,952
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	59,379	1,959,507
CBS Corp. Class B (a)	112,557	6,200,765
Comcast Corp. Class A	649,212	39,653,869
Discovery Communications, Inc.:
Class A (a)(b)	39,943	1,143,568
Class C (non-vtg.) (b)	63,616	1,717,632
Interpublic Group of Companies, Inc.	107,305	2,462,650
News Corp.:
Class A	101,404	1,294,929
Class B	28,757	381,030
Omnicom Group, Inc. (a)	63,933	5,321,144
Scripps Networks Interactive, Inc. Class A (a)	25,313	1,658,002
Tegna, Inc.	58,632	1,375,507
The Walt Disney Co.	400,541	39,777,727
Time Warner Cable, Inc.	75,587	15,466,612
Time Warner, Inc.	210,845	15,296,805
Twenty-First Century Fox, Inc.:
Class A	298,724	8,328,425
Class B	115,052	3,244,466
Viacom, Inc. Class B (non-vtg.)	92,449	3,816,295
		149,098,933
Multiline Retail - 0.7%
Dollar General Corp.	77,633	6,645,385
Dollar Tree, Inc. (a)(b)	62,654	5,166,449
Kohl's Corp. (a)	50,651	2,360,843
Macy's, Inc.	82,801	3,650,696
Nordstrom, Inc. (a)	34,260	1,960,015
Target Corp.	160,700	13,222,396
		33,005,784
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	19,565	3,137,052
AutoNation, Inc. (a)(b)	19,743	921,603
AutoZone, Inc. (a)(b)	8,061	6,422,118
Bed Bath & Beyond, Inc. (b)	43,651	2,166,836
Best Buy Co., Inc.	75,177	2,438,742
CarMax, Inc. (a)(b)	52,228	2,668,851
GameStop Corp. Class A (a)	27,930	886,219
Gap, Inc.	60,384	1,775,290
Home Depot, Inc.	338,322	45,142,304
L Brands, Inc. (a)	67,965	5,968,007
Lowe's Companies, Inc.	244,188	18,497,241
O'Reilly Automotive, Inc. (a)(b)	25,933	7,096,825
Ross Stores, Inc.	108,072	6,257,369
Signet Jewelers Ltd.	21,222	2,632,165
Staples, Inc.	172,316	1,900,645
Tiffany & Co., Inc.	29,765	2,184,156
TJX Companies, Inc.	178,658	13,997,854
Tractor Supply Co.	35,687	3,228,246
Urban Outfitters, Inc. (b)	23,166	766,563
		128,088,086
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	74,100	2,970,669
Hanesbrands, Inc.	104,514	2,961,927
Michael Kors Holdings Ltd. (b)	47,879	2,727,188
NIKE, Inc. Class B	360,208	22,141,986
PVH Corp.	21,867	2,166,145
Ralph Lauren Corp.	15,512	1,493,185
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	48,472	4,111,880
VF Corp.	90,614	5,868,163
		44,441,143

TOTAL CONSUMER DISCRETIONARY		617,946,183

CONSUMER STAPLES - 10.3%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.) (a)	26,818	2,640,768
Coca-Cola Enterprises, Inc.	55,811	2,831,850
Constellation Brands, Inc. Class A (sub. vtg.)	46,934	7,091,258
Dr. Pepper Snapple Group, Inc.	49,993	4,470,374
Molson Coors Brewing Co. Class B	49,053	4,717,918
Monster Beverage Corp.	40,069	5,344,403
PepsiCo, Inc.	385,696	39,526,126
The Coca-Cola Co.	1,039,760	48,234,466
		114,857,163
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	117,350	18,492,013
CVS Health Corp.	293,123	30,405,649
Kroger Co.	260,096	9,948,672
Sysco Corp.	140,113	6,547,480
Wal-Mart Stores, Inc.	418,654	28,673,612
Walgreens Boots Alliance, Inc.	230,283	19,399,040
Whole Foods Market, Inc.	86,622	2,694,810
		116,161,276
Food Products - 1.7%
Archer Daniels Midland Co.	158,859	5,768,170
Campbell Soup Co.	47,983	3,060,836
ConAgra Foods, Inc.	115,843	5,168,915
General Mills, Inc.	158,329	10,030,142
Hormel Foods Corp. (a)	72,117	3,118,339
Kellogg Co.	67,293	5,151,279
McCormick & Co., Inc. (non-vtg.)	30,786	3,062,591
Mead Johnson Nutrition Co. Class A (a)	49,753	4,227,512
Mondelez International, Inc.	418,636	16,795,676
The Hershey Co.	38,272	3,524,468
The J.M. Smucker Co.	31,936	4,146,570
The Kraft Heinz Co.	158,662	12,464,487
Tyson Foods, Inc. Class A	78,210	5,213,479
		81,732,464
Household Products - 2.0%
Church & Dwight Co., Inc. (a)	34,616	3,190,903
Clorox Co.	34,542	4,354,365
Colgate-Palmolive Co.	238,220	16,830,243
Kimberly-Clark Corp.	96,303	12,953,717
Procter & Gamble Co.	707,814	58,260,170
		95,589,398
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	59,216	5,584,661
Tobacco - 1.7%
Altria Group, Inc.	522,457	32,737,156
Philip Morris International, Inc.	413,429	40,561,519
Reynolds American, Inc.	220,906	11,113,781
		84,412,456

TOTAL CONSUMER STAPLES		498,337,418

ENERGY - 6.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	116,837	5,120,966
Cameron International Corp. (b)	51,126	3,427,998
Diamond Offshore Drilling, Inc. (a)	17,202	373,799
Ensco PLC Class A	515	5,341
FMC Technologies, Inc. (b)	60,548	1,656,593
Halliburton Co.	229,041	8,181,345
Helmerich & Payne, Inc. (a)	28,821	1,692,369
National Oilwell Varco, Inc. (a)	100,279	3,118,677
Schlumberger Ltd. (a)	334,412	24,662,885
Transocean Ltd. (United States) (a)	91,332	834,774
		49,074,747
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	135,672	6,318,245
Apache Corp. (a)	100,945	4,927,125
Cabot Oil & Gas Corp.	122,229	2,775,821
Chesapeake Energy Corp. (a)	138,069	568,844
Chevron Corp. (a)	502,504	47,938,882
Cimarex Energy Co. (a)	25,302	2,461,126
Columbia Pipeline Group, Inc.	106,694	2,678,019
Concho Resources, Inc. (a)(b)	34,459	3,481,737
ConocoPhillips Co.	329,869	13,283,825
Devon Energy Corp.	136,168	3,736,450
EOG Resources, Inc.	146,731	10,649,736
EQT Corp.	42,606	2,865,680
Exxon Mobil Corp.	1,108,126	92,628,252
Hess Corp.	70,660	3,720,249
Kinder Morgan, Inc.	488,287	8,720,806
Marathon Oil Corp.	225,117	2,507,803
Marathon Petroleum Corp.	141,220	5,250,560
Murphy Oil Corp. (a)	43,152	1,086,999
Newfield Exploration Co. (b)	52,869	1,757,894
Noble Energy, Inc.	114,432	3,594,309
Occidental Petroleum Corp.	203,826	13,947,813
ONEOK, Inc. (a)	56,034	1,673,175
Phillips 66 Co.	125,266	10,846,783
Pioneer Natural Resources Co.	43,566	6,131,479
Range Resources Corp. (a)	45,253	1,465,292
Southwestern Energy Co. (a)(b)	103,979	839,111
Spectra Energy Corp. (a)	179,184	5,483,030
Tesoro Corp.	31,835	2,738,128
The Williams Companies, Inc.	182,134	2,926,893
Valero Energy Corp.	125,520	8,050,853
		275,054,919

TOTAL ENERGY		324,129,666

FINANCIALS - 15.8%
Banks - 5.2%
Bank of America Corp.	2,755,305	37,251,724
BB&T Corp. (a)	208,255	6,928,644
Citigroup, Inc.	786,680	32,843,890
Citizens Financial Group, Inc.	140,843	2,950,661
Comerica, Inc.	46,665	1,767,204
Fifth Third Bancorp	208,997	3,488,160
Huntington Bancshares, Inc. (a)	212,146	2,023,873
JPMorgan Chase & Co.	979,378	57,998,765
KeyCorp	222,975	2,461,644
M&T Bank Corp.	42,453	4,712,283
Peoples United Financial, Inc. (a)	82,839	1,319,625
PNC Financial Services Group, Inc.	133,716	11,308,362
Regions Financial Corp.	343,646	2,697,621
SunTrust Banks, Inc.	134,755	4,861,960
U.S. Bancorp	435,771	17,687,945
Wells Fargo & Co.	1,232,756	59,616,080
Zions Bancorporation (a)	54,571	1,321,164
		251,239,605
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (b)	14,408	2,339,859
Ameriprise Financial, Inc.	45,088	4,238,723
Bank of New York Mellon Corp.	287,068	10,572,714
BlackRock, Inc. Class A	33,684	11,471,760
Charles Schwab Corp.	320,656	8,984,781
E*TRADE Financial Corp. (b)	75,439	1,847,501
Franklin Resources, Inc.	99,629	3,890,512
Goldman Sachs Group, Inc.	104,812	16,453,388
Invesco Ltd.	111,118	3,419,101
Legg Mason, Inc.	28,741	996,738
Morgan Stanley	407,649	10,195,301
Northern Trust Corp.	57,436	3,743,104
State Street Corp.	106,741	6,246,483
T. Rowe Price Group, Inc.	66,225	4,864,889
		89,264,854
Consumer Finance - 0.8%
American Express Co.	218,659	13,425,663
Capital One Financial Corp.	140,726	9,753,719
Discover Financial Services	110,526	5,627,984
Navient Corp.	91,478	1,094,992
Synchrony Financial (b)	222,500	6,376,850
		36,279,208
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (b)	499,941	70,931,629
Broadcom Ltd.	98,944	15,286,848
CME Group, Inc.	90,303	8,673,603
IntercontinentalExchange, Inc.	31,725	7,459,817
Leucadia National Corp.	88,928	1,437,966
McGraw Hill Financial, Inc.	70,793	7,007,091
Moody's Corp.	45,247	4,369,050
The NASDAQ OMX Group, Inc.	30,612	2,032,025
		117,198,029
Insurance - 2.6%
AFLAC, Inc.	112,073	7,076,289
Allstate Corp.	100,946	6,800,732
American International Group, Inc.	306,720	16,578,216
Aon PLC	72,068	7,527,503
Assurant, Inc.	17,285	1,333,538
Chubb Ltd.	122,973	14,652,233
Cincinnati Financial Corp.	39,467	2,579,563
Hartford Financial Services Group, Inc.	105,850	4,877,568
Lincoln National Corp.	64,298	2,520,482
Loews Corp.	71,463	2,734,174
Marsh & McLennan Companies, Inc.	139,085	8,454,977
MetLife, Inc.	292,636	12,858,426
Pricoa Global Funding I (a)	119,011	8,594,974
Principal Financial Group, Inc.	72,370	2,854,997
Progressive Corp.	155,922	5,479,099
The Travelers Companies, Inc.	78,712	9,186,478
Torchmark Corp.	30,093	1,629,837
Unum Group	63,737	1,970,748
Willis Group Holdings PLC	36,870	4,374,994
XL Group PLC Class A	77,864	2,865,395
		124,950,223
Real Estate Investment Trusts - 3.0%
American Tower Corp.	113,113	11,579,378
Apartment Investment & Management Co. Class A	41,787	1,747,532
AvalonBay Communities, Inc.	36,558	6,953,332
Boston Properties, Inc.	40,985	5,208,374
Crown Castle International Corp.	89,063	7,703,950
Equinix, Inc.	18,385	6,080,103
Equity Residential (SBI)	97,435	7,310,548
Essex Property Trust, Inc.	17,454	4,081,792
Extra Space Storage, Inc.	33,369	3,118,667
Federal Realty Investment Trust (SBI)	18,591	2,901,126
General Growth Properties, Inc.	155,403	4,620,131
HCP, Inc. (a)	124,224	4,047,218
Host Hotels & Resorts, Inc.	200,738	3,352,325
Iron Mountain, Inc. (a)	51,360	1,741,618
Kimco Realty Corp.	110,396	3,177,197
Prologis, Inc.	140,031	6,186,570
Public Storage	39,300	10,840,119
Realty Income Corp.	66,822	4,177,043
Simon Property Group, Inc. (a)	82,564	17,147,717
SL Green Realty Corp.	26,699	2,586,599
The Macerich Co.	33,830	2,680,689
UDR, Inc.	71,282	2,746,495
Ventas, Inc. (a)	89,678	5,646,127
Vornado Realty Trust (a)	47,301	4,466,633
Welltower, Inc.	94,767	6,571,144
Weyerhaeuser Co.	210,642	6,525,689
		143,198,116
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	77,595	2,236,288

TOTAL FINANCIALS		764,366,323

HEALTH CARE - 14.1%
Biotechnology - 3.1%
AbbVie, Inc.	429,945	24,558,458
Alexion Pharmaceuticals, Inc. (b)	60,117	8,369,489
Amgen, Inc.	200,690	30,089,452
Baxalta, Inc.	181,783	7,344,033
Biogen, Inc. (b)	58,351	15,189,932
Celgene Corp. (b)	208,581	20,876,872
Gilead Sciences, Inc.	364,731	33,504,190
Regeneron Pharmaceuticals, Inc. (a)(b)	20,835	7,509,767
Vertex Pharmaceuticals, Inc. (b)	65,748	5,226,309
		152,668,502
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	393,121	16,444,251
Baxter International, Inc.	146,195	6,005,691
Becton, Dickinson & Co.	56,522	8,581,170
Boston Scientific Corp. (b)	359,794	6,767,725
C.R. Bard, Inc.	19,676	3,987,735
Dentsply Sirona, Inc.	64,382	3,967,863
Edwards Lifesciences Corp. (b)	57,264	5,051,257
Hologic, Inc. (b)	65,352	2,254,644
Intuitive Surgical, Inc. (b)	9,974	5,994,873
Medtronic PLC	375,220	28,141,500
St. Jude Medical, Inc.	75,681	4,162,455
Stryker Corp.	83,603	8,969,766
Varian Medical Systems, Inc. (a)(b)	25,484	2,039,230
Zimmer Biomet Holdings, Inc.	47,751	5,091,689
		107,459,849
Health Care Providers & Services - 2.7%
Aetna, Inc.	93,287	10,480,794
AmerisourceBergen Corp.	52,085	4,507,957
Anthem, Inc.	69,740	9,693,163
Cardinal Health, Inc.	87,878	7,201,602
Centene Corp. (b)	44,979	2,769,357
Cigna Corp.	68,249	9,366,493
DaVita HealthCare Partners, Inc. (b)	44,217	3,244,643
Express Scripts Holding Co. (b)	178,261	12,244,748
HCA Holdings, Inc. (a)(b)	81,562	6,365,914
HealthSouth Corp. warrants 1/17/17 (b)	1,648	3,378
Henry Schein, Inc. (b)	21,866	3,774,728
Humana, Inc.	39,574	7,240,063
Laboratory Corp. of America Holdings (b)	27,139	3,178,791
McKesson Corp.	60,996	9,591,621
Patterson Companies, Inc.	22,287	1,037,014
Quest Diagnostics, Inc.	38,095	2,721,888
Tenet Healthcare Corp. (a)(b)	26,291	760,599
UnitedHealth Group, Inc.	253,678	32,699,094
Universal Health Services, Inc. Class B	24,118	3,007,997
		129,889,844
Health Care Technology - 0.1%
Cerner Corp. (b)	80,751	4,276,573
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	87,463	3,485,401
Illumina, Inc. (b)	39,226	6,358,927
PerkinElmer, Inc.	29,297	1,449,030
Thermo Fisher Scientific, Inc.	105,739	14,971,585
Waters Corp. (b)	21,682	2,860,289
		29,125,232
Pharmaceuticals - 5.4%
Allergan PLC (b)	105,319	28,228,652
Bristol-Myers Squibb Co.	445,481	28,457,326
Eli Lilly & Co.	259,733	18,703,373
Endo Health Solutions, Inc. (b)	54,550	1,535,583
Johnson & Johnson	736,311	79,668,850
Mallinckrodt PLC (a)(b)	29,863	1,830,005
Merck & Co., Inc.	740,553	39,182,659
Mylan N.V. (a)	109,986	5,097,851
Perrigo Co. PLC (a)	39,066	4,997,713
Pfizer, Inc.	1,613,893	47,835,789
Zoetis, Inc. Class A	122,049	5,410,432
		260,948,233

TOTAL HEALTH CARE		684,368,233

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
General Dynamics Corp.	78,048	10,253,166
Honeywell International, Inc.	205,287	23,002,408
L-3 Communications Holdings, Inc.	20,766	2,460,771
Lockheed Martin Corp.	70,105	15,528,258
Northrop Grumman Corp.	48,283	9,555,206
Raytheon Co.	79,785	9,784,035
Rockwell Collins, Inc.	34,991	3,226,520
Textron, Inc.	72,360	2,638,246
The Boeing Co. (a)	166,176	21,094,381
United Technologies Corp.	207,571	20,777,857
		118,320,848
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	38,223	2,837,293
Expeditors International of Washington, Inc. (a)	48,593	2,371,824
FedEx Corp.	68,397	11,129,560
United Parcel Service, Inc. Class B	184,169	19,424,304
		35,762,981
Airlines - 0.6%
American Airlines Group, Inc.	160,909	6,598,878
Delta Air Lines, Inc.	207,739	10,112,735
Southwest Airlines Co.	170,264	7,627,827
United Continental Holdings, Inc. (b)	95,925	5,742,071
		30,081,511
Building Products - 0.1%
Allegion PLC	25,642	1,633,652
Masco Corp.	89,108	2,802,447
		4,436,099
Commercial Services & Supplies - 0.4%
ADT Corp. (a)	44,115	1,820,185
Cintas Corp.	23,372	2,099,039
Pitney Bowes, Inc.	51,117	1,101,060
Republic Services, Inc.	63,498	3,025,680
Stericycle, Inc. (a)(b)	22,678	2,861,737
Tyco International Ltd.	113,306	4,159,463
Waste Management, Inc.	110,594	6,525,046
		21,592,210
Construction & Engineering - 0.1%
Fluor Corp. (a)	37,070	1,990,659
Jacobs Engineering Group, Inc. (b)	32,698	1,423,998
Quanta Services, Inc. (b)	42,637	961,891
		4,376,548
Electrical Equipment - 0.5%
AMETEK, Inc.	62,851	3,141,293
Eaton Corp. PLC	122,454	7,660,722
Emerson Electric Co.	171,610	9,332,152
Rockwell Automation, Inc. (a)	35,069	3,989,099
		24,123,266
Industrial Conglomerates - 2.6%
3M Co. (a)	161,450	26,902,414
Danaher Corp.	159,524	15,132,447
General Electric Co.	2,489,791	79,150,456
Roper Technologies, Inc.	26,968	4,928,941
		126,114,258
Machinery - 1.3%
Caterpillar, Inc. (a)	155,387	11,893,321
Cummins, Inc. (a)	43,260	4,756,004
Deere & Co.	79,935	6,154,196
Dover Corp. (a)	41,363	2,660,882
Flowserve Corp.	34,708	1,541,382
Illinois Tool Works, Inc.	87,361	8,949,261
Ingersoll-Rand PLC	68,538	4,250,041
PACCAR, Inc. (a)	93,757	5,127,570
Parker Hannifin Corp.	36,051	4,004,545
Pentair PLC (a)	48,683	2,641,540
Snap-On, Inc.	15,501	2,433,502
Stanley Black & Decker, Inc.	40,649	4,276,681
Xylem, Inc.	47,628	1,947,985
		60,636,910
Professional Services - 0.3%
Dun & Bradstreet Corp.	9,652	994,928
Equifax, Inc.	31,675	3,620,136
Nielsen Holdings PLC	96,564	5,085,060
Robert Half International, Inc.	34,999	1,630,253
Verisk Analytics, Inc. (b)	41,251	3,296,780
		14,627,157
Road & Rail - 0.8%
CSX Corp.	257,008	6,617,956
J.B. Hunt Transport Services, Inc.	23,773	2,002,638
Kansas City Southern	28,952	2,473,948
Norfolk Southern Corp.	79,572	6,624,369
Ryder System, Inc.	14,274	924,670
Union Pacific Corp.	225,859	17,967,083
		36,610,664
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	76,989	3,772,461
United Rentals, Inc. (a)(b)	24,275	1,509,662
W.W. Grainger, Inc. (a)	15,155	3,537,632
		8,819,755

TOTAL INDUSTRIALS		485,502,207

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,342,778	38,228,890
F5 Networks, Inc. (b)	18,346	1,941,924
Harris Corp.	33,263	2,589,857
Juniper Networks, Inc.	93,928	2,396,103
Motorola Solutions, Inc.	42,335	3,204,760
		48,361,534
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	82,197	4,752,631
Corning, Inc.	296,951	6,203,306
FLIR Systems, Inc.	36,707	1,209,496
TE Connectivity Ltd.	98,646	6,108,160
		18,273,593
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (b)	47,164	2,620,903
Alphabet, Inc.:
Class A	78,072	59,561,129
Class C	79,296	59,071,555
eBay, Inc. (b)	289,365	6,904,249
Facebook, Inc. Class A (b)	612,385	69,873,129
VeriSign, Inc. (a)(b)	25,706	2,276,009
Yahoo!, Inc. (b)	232,436	8,555,969
		208,862,943
IT Services - 3.7%
Accenture PLC Class A	167,554	19,335,732
Alliance Data Systems Corp. (b)	15,813	3,478,860
Automatic Data Processing, Inc.	122,067	10,950,631
Cognizant Technology Solutions Corp. Class A (b)	162,538	10,191,133
CSRA, Inc.	36,363	978,165
Fidelity National Information Services, Inc.	73,674	4,664,301
Fiserv, Inc. (b)	59,489	6,102,382
IBM Corp.	235,891	35,725,692
MasterCard, Inc. Class A	261,647	24,725,642
Paychex, Inc. (a)	85,720	4,629,737
PayPal Holdings, Inc. (b)	296,897	11,460,224
Teradata Corp. (a)(b)	35,490	931,258
The Western Union Co. (a)	133,931	2,583,529
Total System Services, Inc.	44,967	2,139,530
Visa, Inc. Class A	512,104	39,165,714
Xerox Corp.	254,067	2,835,388
		179,897,918
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	82,726	4,896,552
Applied Materials, Inc.	301,724	6,390,514
First Solar, Inc. (a)(b)	20,368	1,394,597
Intel Corp.	1,260,558	40,779,051
KLA-Tencor Corp.	41,538	3,024,382
Lam Research Corp.	42,400	3,502,240
Linear Technology Corp. (a)	63,867	2,845,914
Microchip Technology, Inc. (a)	54,302	2,617,356
Micron Technology, Inc. (b)	276,836	2,898,473
NVIDIA Corp. (a)	136,383	4,859,326
Qorvo, Inc. (a)(b)	34,451	1,736,675
Qualcomm, Inc.	398,897	20,399,593
Skyworks Solutions, Inc. (a)	51,144	3,984,118
Texas Instruments, Inc.	268,244	15,402,570
Xilinx, Inc. (a)	68,189	3,234,204
		117,965,565
Software - 4.3%
Activision Blizzard, Inc.	135,328	4,579,500
Adobe Systems, Inc. (b)	132,974	12,472,961
Autodesk, Inc. (b)	60,126	3,505,947
CA Technologies, Inc.	78,959	2,431,148
Citrix Systems, Inc. (b)	41,088	3,228,695
Electronic Arts, Inc. (b)	82,537	5,456,521
Intuit, Inc.	68,531	7,127,909
Microsoft Corp.	2,110,528	116,564,461
Oracle Corp.	840,794	34,396,883
Red Hat, Inc. (b)	48,733	3,631,096
Salesforce.com, Inc. (b)	168,282	12,424,260
Symantec Corp.	174,040	3,198,855
		209,018,236
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,479,524	161,253,312
EMC Corp.	519,553	13,846,087
Hewlett Packard Enterprise Co.	458,050	8,121,227
HP, Inc.	460,744	5,676,366
NetApp, Inc.	77,140	2,105,151
SanDisk Corp.	53,638	4,080,779
Seagate Technology LLC (a)	79,097	2,724,892
Western Digital Corp.	62,112	2,934,171
		200,741,985

TOTAL INFORMATION TECHNOLOGY		983,121,774

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	51,790	7,460,350
Airgas, Inc.	17,394	2,463,686
CF Industries Holdings, Inc.	62,196	1,949,223
E.I. du Pont de Nemours & Co.	232,600	14,728,232
Eastman Chemical Co.	39,442	2,848,896
Ecolab, Inc.	71,087	7,927,622
FMC Corp.	35,665	1,439,796
International Flavors & Fragrances, Inc.	21,312	2,424,666
LyondellBasell Industries NV Class A	92,263	7,895,868
Monsanto Co.	117,505	10,309,889
PPG Industries, Inc.	71,184	7,936,304
Praxair, Inc.	76,006	8,698,887
Sherwin-Williams Co.	20,928	5,957,574
The Dow Chemical Co.	298,092	15,160,959
The Mosaic Co. (a)	94,067	2,539,809
		99,741,761
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	17,166	2,738,149
Vulcan Materials Co.	35,538	3,751,747
		6,489,896
Containers & Packaging - 0.3%
Avery Dennison Corp.	23,864	1,720,833
Ball Corp. (a)	37,815	2,695,831
International Paper Co. (a)	109,714	4,502,663
Owens-Illinois, Inc. (a)(b)	42,957	685,594
Sealed Air Corp.	52,298	2,510,827
WestRock Co.	67,737	2,643,775
		14,759,523
Metals & Mining - 0.3%
Alcoa, Inc. (a)	350,855	3,361,191
Freeport-McMoRan, Inc. (a)	334,045	3,454,025
Newmont Mining Corp.	141,203	3,753,176
Nucor Corp.	84,841	4,012,979
		14,581,371

TOTAL MATERIALS		135,572,551

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,641,397	64,293,520
CenturyLink, Inc. (a)	145,122	4,638,099
Frontier Communications Corp. (a)	311,718	1,742,504
Level 3 Communications, Inc. (b)	77,128	4,076,215
Verizon Communications, Inc.	1,087,070	58,788,746
		133,539,084
UTILITIES - 3.4%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	131,033	8,700,591
Duke Energy Corp.	183,688	14,819,948
Edison International	86,939	6,250,045
Entergy Corp.	47,629	3,776,027
Eversource Energy	84,640	4,937,898
Exelon Corp.	245,473	8,802,662
FirstEnergy Corp.	113,047	4,066,301
NextEra Energy, Inc.	122,907	14,544,814
Pinnacle West Capital Corp.	29,621	2,223,648
PPL Corp.	179,812	6,845,443
Southern Co.	243,585	12,600,652
Xcel Energy, Inc.	135,436	5,663,934
		93,231,963
Gas Utilities - 0.0%
AGL Resources, Inc.	32,124	2,092,557
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	84,026	1,093,178
The AES Corp. (a)	176,045	2,077,331
		3,170,509
Multi-Utilities - 1.3%
Ameren Corp.	64,746	3,243,775
CenterPoint Energy, Inc.	114,814	2,401,909
CMS Energy Corp.	73,960	3,138,862
Consolidated Edison, Inc. (a)	78,341	6,002,487
Dominion Resources, Inc.	159,149	11,955,273
DTE Energy Co.	47,891	4,341,798
NiSource, Inc.	85,321	2,010,163
PG&E Corp.	131,506	7,853,538
Public Service Enterprise Group, Inc.	135,138	6,370,405
SCANA Corp.	38,136	2,675,240
Sempra Energy	62,921	6,546,930
TECO Energy, Inc.	62,840	1,729,985
WEC Energy Group, Inc. (a)	84,229	5,059,636
		63,330,001
Water Utilities - 0.1%
American Water Works Co., Inc. (a)	47,501	3,274,244

TOTAL UTILITIES		165,099,274

TOTAL COMMON STOCKS
(Cost $2,523,137,496)		4,791,982,713
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% 5/26/16 (c)
(Cost $1,499,307)	1,500,000	1,499,609
	Shares	Value

Money Market Funds - 11.1%
Fidelity Cash Central Fund, 0.39% (d)	160,036,420	$160,036,420
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	376,361,830	376,361,830
TOTAL MONEY MARKET FUNDS
(Cost $536,398,250)		536,398,250
TOTAL INVESTMENT PORTFOLIO - 109.9%
(Cost $3,061,035,053)		5,329,880,572
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(479,120,751)
NET ASSETS - 100%		$4,850,759,821

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
126 CME E-mini S&P 500 Index Contracts (United States)	June 2016	12,924,450	$421,786
76 CME S&P 500 Index Contracts (United States)	June 2016	38,978,500	1,370,395
TOTAL FUTURES CONTRACTS			$1,792,181

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,499,609.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,399
Fidelity Securities Lending Cash Central Fund	181,165
Total	$221,564

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$617,946,183	$617,946,183	$--	$--
Consumer Staples	498,337,418	498,337,418	--	--
Energy	324,129,666	324,129,666	--	--
Financials	764,366,323	764,366,323	--	--
Health Care	684,368,233	684,368,233	--	--
Industrials	485,502,207	485,502,207	--	--
Information Technology	983,121,774	983,121,774	--	--
Materials	135,572,551	135,572,551	--	--
Telecommunication Services	133,539,084	133,539,084	--	--
Utilities	165,099,274	165,099,274	--	--
U.S. Government and Government Agency Obligations	1,499,609	--	1,499,609	--
Money Market Funds	536,398,250	536,398,250	--	--
Total Investments in Securities:	$5,329,880,572	$5,328,380,963	$1,499,609	$--
Derivative Instruments:
Assets
Futures Contracts	$1,792,181	$1,792,181	$--	$--
Total Assets	$1,792,181	$1,792,181	$--	$--
Total Derivative Instruments:	$1,792,181	$1,792,181	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $3,070,023,915. Net unrealized appreciation aggregated $2,259,856,657, of which $2,402,114,716 related to appreciated investment securities and $142,258,059 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016